Inventories (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Inventory Disclosure [Abstract]
Broadband related products	$ 2,090	¥ 13,539	¥ 10,059